Cover	Oct. 11, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2023
Entity File Number	1-278
Entity Registrant Name	Emerson Electric Co.
Entity Central Index Key	0000032604
Entity Tax Identification Number	43-0259330
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	8000 West Florissant Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63136
City Area Code	314
Local Phone Number	553-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock of $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	NYSE
Common Stock [Member] | NYSE CHICAGO, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock of $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	CHX
Sec 0. 375 Percent Notes Due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.375% Notes due 2024
Trading Symbol	EMR 24
Security Exchange Name	NYSE
Sec 1. 250 Percent Notes Due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2025
Trading Symbol	EMR 25A
Security Exchange Name	NYSE
Sec 2. 000 Percent Notes Due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.000% Notes due 2029
Trading Symbol	EMR 29
Security Exchange Name	NYSE